Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Percent of pre-tax income:
U.S. federal statutory income tax rate	34.00%	34.00%
Warrant liability and preferred stock conversion liability	(54.90%)	(24.80%)
Other permanent differences	1.00%	(2.10%)
State taxes, net of federal benefit	3.70%	3.70%
Change in valuation allowance	16.20%	(10.80%)
Effective income tax rate	0.00%	0.00%